Schedule of investments
Delaware Ivy VIP International Core Equity
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 96.62%Δ
Australia − 1.71%
Newcrest Mining	682,043	$ 10,752,499
		10,752,499
Austria − 1.59%
Mondi	595,883	9,978,581
		9,978,581
Brazil − 5.39%
Banco do Brasil	1,631,822	15,339,267
MercadoLibre †	14,622	18,538,941
		33,878,208
Canada − 6.51%
Canadian Pacific Kansas City	166,489	12,375,284
Dollarama	266,341	18,350,223
Suncor Energy	296,297	10,189,607
		40,915,114
China − 9.31%
Alibaba Group Holding ADR †	97,801	8,483,259
Budweiser Brewing APAC 144A #	3,342,700	6,599,218
China Mengniu Dairy †	2,573,000	8,624,911
H World Group ADR †	365,451	14,409,733
JD.com ADR	268,509	7,821,667
SITC International Holdings	1,937,000	3,255,150
Tencent Holdings	237,900	9,302,189
		58,496,127
Denmark − 3.92%
Ambu Class B †	290,355	3,040,013
Genmab †	34,002	12,088,400
Novo Nordisk Class B	103,996	9,492,310
		24,620,723
France − 12.87%
Airbus	113,089	15,182,153
BNP Paribas	163,507	10,446,400
L'Oreal	15,742	6,544,118
LVMH Moet Hennessy Louis Vuitton	14,525	11,001,437
Thales	107,762	15,164,266
TotalEnergies	198,236	13,059,242
Vinci	85,560	9,499,932
		80,897,548
Germany − 8.35%
Deutsche Telekom	713,116	14,979,317
Heidelberg Materials	83,904	6,521,776
HelloFresh †	339,074	10,137,984
RWE	353,271	13,128,376
SAP	59,278	7,697,334
		52,464,787
	Number of shares	Value (US $)
Common StocksΔ (continued)
Hong Kong − 1.52%
Prudential	878,464	$ 9,526,282
		9,526,282
India − 7.01%
Axis Bank	1,186,521	14,812,714
Bharti Airtel	732,452	8,171,162
ICICI Bank	659,667	7,561,748
NTPC	4,556,048	13,472,071
		44,017,695
Ireland − 0.49%
Experian	93,306	3,063,506
		3,063,506
Japan − 12.36%
Asahi Group Holdings	258,400	9,665,792
Inpex	427,500	6,453,694
Mitsubishi UFJ Financial Group	1,949,400	16,547,202
Mitsui Chemicals	345,700	8,968,676
Renesas Electronics †	861,200	13,170,989
Seven & i Holdings	272,600	10,680,360
Tokio Marine Holdings	524,722	12,166,500
		77,653,213
Netherlands − 5.32%
Adyen 144A #, †	1,948	1,453,405
ASML Holding	14,453	8,543,291
ING Groep	827,474	10,979,329
Shell	386,750	12,473,233
		33,449,258
Republic of Korea − 3.59%
LG	151,211	9,399,583
Samsung Electronics	260,302	13,159,342
		22,558,925
Spain − 1.99%
Banco Bilbao Vizcaya Argentaria	1,530,473	12,475,494
		12,475,494
Switzerland − 1.99%
Alcon	162,171	12,496,897
		12,496,897
Taiwan − 2.13%
Taiwan Semiconductor Manufacturing	822,000	13,403,733
		13,403,733
United Kingdom − 6.27%
AstraZeneca	28,260	3,827,972
AstraZeneca ADR	155,148	10,506,623
Haleon	1,866,836	7,763,631
HSBC Holdings	884,026	6,955,892
NQ- IV085 [0923] 1123 (3218025)    1

Schedule of investments
Delaware Ivy VIP International Core Equity   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Reckitt Benckiser Group	146,239	$ 10,338,014
		39,392,132
United States − 4.30%
Schlumberger	108,081	6,301,122
Seagate Technology Holdings	157,722	10,401,766
Stellantis	537,009	10,334,236
		27,037,124
Total Common Stocks (cost $610,635,525)		607,077,846

Preferred Stocks – 1.68%Δ
Brazil − 1.19%
Petroleo Brasileiro 11.20% ω	1,090,607	7,481,101
		7,481,101
Germany − 0.49%
Sartorius 0.45% ω	9,082	3,089,906
		3,089,906
Total Preferred Stocks (cost $10,046,257)		10,571,007

Short-Term Investments – 1.50%
Money Market Mutual Funds – 1.50%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	2,353,932	2,353,932
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	2,353,932	2,353,932
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	2,353,932	$ 2,353,932
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	2,353,933	2,353,933
Total Short-Term Investments (cost $9,415,729)		9,415,729

Total Value of Securities−99.80% (cost $630,097,511)		627,064,582
Receivables and Other Assets Net of Liabilities — 0.20%		1,253,054
Net Assets Applicable to 41,758,136 Shares Outstanding — 100.00%	$628,317,636
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $8,052,623, which represents 1.28% of the Portfolio's net assets.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV085 [0923] 1123 (3218025)